Financial risk management and derivative financial instruments - Summary of Amended Covenant Test Levels For Syndicated and Bilateral Facilities (Detail) $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2019	Dec. 31, 2021 USD ($)
Amended Covenant Test Levels For Syndicated And Bilateral Facilities [Line Items]
Liquidity		$ 400	$ 400		$ 400
Minimum [Member]
Amended Covenant Test Levels For Syndicated And Bilateral Facilities [Line Items]
Interest cover	3.5	2.0	1.5	3.5
Maximum [Member]
Amended Covenant Test Levels For Syndicated And Bilateral Facilities [Line Items]
Leverage	3.5	6.5	7.5	3.5